Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2024
Other Gains
Schedule of other gains (losses)

Other gains (losses)	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	6,437,666	(9,064,032)	(10,059,147)
Marketable securities to fair value	164,604	96,444	(111,708)
Impairment (2)	-	-	(2,190,491)
Loss on liquidation of Argentine government bonds (3)	(6,316,771)	-	-
Others	(380,436)	(4,348,620)	(308,194)
Total	(94,937)	(13,316,208)	(12,669,540)
(1)	Under this concept there are ThCh$ 7,607,440 received (net), ThCh$ 7,335,638 and ThCh$ 2,577,652 paid (net) as of December 31, 2024 and 2023 and 2022 respectively, and these were recorded in the Consolidated Cash Flows Statement, under Operational activities, in line item Other cash movements.
(2)	It corresponds mainly to the impairment of the value of assets reclassified to non-current assets held for sale of the subsidiary Finca La Celia S.A., amounting to ThCh$ 641,682, plus the expenses incurred to the disposal of the asset out this operation amounting to ThCh$ 581,711. See Note 14 – Non current assets of disposal groups classified as held for sale, letter C).
(3)	It corresponds to the liquidation of a financial instrument (Bono BOPREAL), used to the payment of both tax debts and debts from imports of goods and services, according to what is established in the Com. A 7925 and Decree N°72 of the Republic of Argentina.